Acquisitions (Details) - USD ($) $ in Thousands				3 Months Ended	9 Months Ended	12 Months Ended
	May 03, 2024	Oct. 06, 2023	Aug. 21, 2023	Dec. 31, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Total consideration						$ 56,370
Consideration transferred, liabilities incurred						37,700
Cash						18,670
Goodwill				$ 437,041	$ 392,687	392,687	$ 437,041
Other intangible assets						17,350
Gain on bargain purchase							$ 15,903
Nogin Inc. [Member]
Business Combination [Line Items]
Total consideration	$ 56,370				56,370
Consideration transferred, liabilities incurred	37,700				37,700
Cash	18,670				18,670
Proceeds from convertible debt	15,000
Goodwill	56,028				56,028
Other intangible assets	17,350				$ 17,350
Acquisition related costs	$ 2,425					2,425
Goodwill, purchase accounting adjustments						$ 1,636
Bebe Stores Inc [Member]
Business Combination [Line Items]
Stock purchased during period, shares (in Shares)		3,700,000
Payments to acquire equity securities, FV-NI		$ 18,500
Gain on bargain purchase				$ 15,903
FRG Investment [Member]
Business Combination [Line Items]
Rate of equity interests			31.00%
FRG Investment [Member] | Related Party [Member]
Business Combination [Line Items]
Rate of equity interests			31.00%
FRG [Member]
Business Combination [Line Items]
Payments to acquire equity method investments			$ 281,144
FRG [Member] | Related Party [Member]
Business Combination [Line Items]
Payments to acquire equity method investments			$ 281,144
Bebe Stores Inc [Member]
Business Combination [Line Items]
Fair value of noncontrolling interest		76.20%						40.10%
Freedom VCM [Member] | FRG Investment [Member] | Related Party [Member]
Business Combination [Line Items]
Rate of equity interests			31.00%